Investment Objectives and Goals - Kotak India Equity Fund	Sep. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KOTAK INDIA EQUITY FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.